Common Stock (Common Stock Rollfoward) (Details) - CAD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Increase (Decrease) In Common Stock Value [Roll Forward]
Beginning Balance	$ 6,216
Issuance of common stock	251	$ 99
Options exercised under senior management share option plan	19	97
Ending Balance	$ 6,705	$ 6,216
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance	242,480	234,120
Conversion of Convertible Debentures	0	30
Issuance of common stock	4,540	1,770
Issued under Purchase Plans at market rate	3,990	3,990
Discount on shares purchased under Dividend Reinvestment Plan	0	0
Options exercised under senior management share option plan	420	2,570
Employee Share Purchase Plan	0	0
Ending Balance	251,430	242,480
Common Stock
Increase (Decrease) In Common Stock Value [Roll Forward]
Beginning Balance	$ 6,216	$ 5,816
Conversion of Convertible Debentures	0	1
Issuance of common stock	251	99
Issued under Purchase Plans at market rate	219	202
Discount on shares purchased under Dividend Reinvestment Plan Value	(4)	(7)
Options exercised under senior management share option plan	20	104
Employee Share Purchase Plan	3	1
Ending Balance	$ 6,705	$ 6,216